Debt (Revolving Credit Facility) (Details) (USD $)		12 Months Ended				0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2006 Revolving Credit Facility [Member]	Dec. 31, 2011 Jersey Charitable Trusts [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 AerCap Ireland [Member] Revolving Credit Facility [Member]	Jun. 10, 2010 Class A Loans [Member] Revolving Credit Facility [Member]	Jun. 30, 2010 Class A Loans [Member] Revolving Credit Facility [Member]	Jun. 10, 2010 Class B Loans [Member] Revolving Credit Facility [Member]	Jun. 30, 2010 Class B Loans [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Boeing 737NG [Member] Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Boeing 737NG [Member] Maximum [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage				95.00%	5.00%
Credit facility, amount			$ 1,000,000,000
Maximum advance limit of credit facility		775,000,000				705,500,000	830,000,000	144,500,000	170,000,000
Credit facility expiry date		May 9, 2011
Line of credit facility maximum borrowing capacity appraised value										73.00%	78.00%
Book value of aircraft pledged as collateral for debt		$ 600,000,000
Number of aircraft owned	251	18